Madison Short-Term Strategic Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 63.0%	Par	Value
Communications - 4.3%
Lamar Media Corp., 4.88%, 01/15/2029	$620,000	$602,918
Sprint LLC, 7.63%, 03/01/2026	1,150,000	1,168,234
VeriSign, Inc., 4.75%, 07/15/2027	1,140,000	1,137,944
		2,909,096

Consumer Discretionary - 0.6%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	400,000	418,000

Consumer Staples - 2.8%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (a)	600,000	585,604
Mars, Inc., 4.80%, 03/01/2030 (a)	500,000	502,276
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	800,000	792,484
		1,880,364

Energy - 9.1%
Energy Transfer LP, 5.25%, 07/01/2029	1,200,000	1,216,298
Kinder Morgan, Inc., 5.00%, 02/01/2029	220,000	221,677
Marathon Petroleum Corp., 5.15%, 03/01/2030	1,275,000	1,281,164
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,175,000	1,169,250
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027	793,000	791,289
Valero Energy Corp., 5.15%, 02/15/2030	325,000	327,472
Valero Energy Partners LP, 4.50%, 03/15/2028	1,155,000	1,152,020
		6,159,170

Financials - 28.5%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,028,236
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	1,620,000	1,632,321
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	1,131,000	1,129,700
Boston Properties LP, 6.75%, 12/01/2027	715,000	747,409
Capital One Financial Corp., 5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	925,000	934,914
Discover Financial Services, 4.10%, 02/09/2027	1,348,000	1,333,825
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,296,000	1,287,052
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,240,357
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	1,081,000	1,124,507
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	575,000	526,206
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,233,000	1,215,609
KeyCorp, 4.10%, 04/30/2028	1,028,000	1,006,807
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	1,150,000	1,100,454
Morgan Stanley
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,288,000	1,258,861
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	250,000	253,850
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,296,000	1,321,768
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	625,000	640,232
SBA Communications Corp., 3.88%, 02/15/2027	713,000	693,080
Synchrony Financial, 5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	750,000	743,908
		19,219,096

Health Care - 5.0%
Centene Corp., 4.25%, 12/15/2027	768,000	749,023
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	1,500,000	1,503,297
HCA, Inc., 5.88%, 02/15/2026	1,150,000	1,154,475
		3,406,795

Industrials - 6.3%
Boeing Co., 6.30%, 05/01/2029	1,000,000	1,047,707
Clean Harbors, Inc., 6.38%, 02/01/2031 (a)	625,000	631,374
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	575,000	540,363
TransDigm, Inc., 6.88%, 12/15/2030 (a)	750,000	766,818
United Rentals North America, Inc., 5.50%, 05/15/2027	1,258,000	1,253,388
		4,239,650

Materials - 2.9%
Ball Corp., 4.88%, 03/15/2026	988,000	982,850
Celanese US Holdings LLC, 6.42%, 07/15/2027	613,000	622,249
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	375,000	376,265
		1,981,364

Technology - 3.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	1,053,000	999,905
Gartner, Inc., 4.50%, 07/01/2028 (a)	1,000,000	980,392
NetApp, Inc., 5.50%, 03/17/2032	350,000	352,323
		2,332,620
TOTAL CORPORATE BONDS (Cost $41,549,123)		42,546,155

MORTGAGE-BACKED SECURITIES - 9.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD8266, 4.50%, 11/01/2052	1,082,236	1,036,081
Pool SD8267, 5.00%, 11/01/2052	168,777	165,692
Pool SD8276, 5.00%, 12/01/2052	427,961	420,141
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	52,883	53,753
Pool 555880, 5.50%, 11/01/2033	88,164	89,774
Pool 890696, 3.00%, 09/01/2030	36,047	35,067
Pool FS9357, 5.50%, 10/01/2054	486,256	486,800
Pool MA0919, 3.50%, 12/01/2031	135,253	132,041
Pool MA2177, 4.00%, 02/01/2035	80,194	78,887
Pool MA4785, 5.00%, 10/01/2052	520,723	511,207
Pool MA4806, 5.00%, 11/01/2052	417,627	410,771
Pool MA4841, 5.00%, 12/01/2052	1,393,413	1,369,545
Pool MA5072, 5.50%, 07/01/2053	1,346,861	1,345,699
Pool MA5539, 5.00%, 11/01/2044	258,239	256,464
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,423,523)		6,391,922

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.4%	Par	Value
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A4, 3.63%, 10/10/2048	290,000	287,890
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	71,442	72,855
Series 4037, Class B, 3.00%, 04/15/2027	58,734	58,032
Series 4838, Class VA, 4.00%, 03/15/2036	201,320	200,404
Series 5436, Class AB, 5.50%, 04/25/2049	593,497	596,182
Series 5451, Class A, 5.00%, 05/25/2049	387,861	385,755
Series KJ17, Class A2, 2.98%, 11/25/2025	11,293	11,225
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	147,240	152,735
Series 2011-31, Class DB, 3.50%, 04/25/2031	116,025	113,406
Series 2011-36, Class QB, 4.00%, 05/25/2031	180,570	179,700
Series 2016-97, Class PA, 3.00%, 12/25/2044	604,872	588,682
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	472,409	68,652
Series 2023-29, Class JA, 5.50%, 05/25/2036	517,718	522,223
Series 2024-100, Class GA, 5.50%, 10/25/2051	743,584	750,236
Series 2024-99, Class EA, 5.50%, 05/25/2051	716,031	722,206
Series 2025-5, Class EA, 5.50%, 10/25/2051	735,511	741,961
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	497,983	490,868
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(d)	376,601	378,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,265,135)		6,321,465

ASSET-BACKED SECURITIES - 7.9%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	200,000	201,584
Capital One Financial Corp., Series 2022-A3, Class A, 4.95%, 10/15/2027	100,000	100,198
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	500,000	497,907
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027 (a)	92,500	92,694
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	735,000	713,618
Series 2023-A, Class A4, 4.77%, 10/15/2030	118,000	118,788
Enterprise Fleet Financing
Series 2022-1, Class A2, 3.03%, 01/20/2028 (a)	28,052	28,004
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	95,247	95,732
Series 2022-4, Class A3, 5.65%, 10/22/2029 (a)	100,000	101,421
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)	82,190	82,484
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class B, 1.25%, 10/18/2027	975,000	953,235
Hertz Corp., Series 2022-1A, Class A, 1.99%, 06/25/2026 (a)	75,000	74,677
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 06/15/2027 (a)	129,585	129,721
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	97,657	98,290
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	74,611	75,599
Santander Consumer USA Holdings, Inc., Series 2022-2, Class B, 3.44%, 09/15/2027	25,938	25,874
Santander Consumer USA, Inc., Series 2022-6, Class B, 4.72%, 06/15/2027	164,976	164,954
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.42%, 10/27/2064 (a)(d)	702,398	701,503
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(d)	567,046	568,869
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	508,957
TOTAL ASSET-BACKED SECURITIES (Cost $5,286,616)		5,334,109

U.S. TREASURY SECURITIES - 5.1%	Par	Value
United States Treasury Note/Bond
4.63%, 03/15/2026	715,000	718,575
4.13%, 06/15/2026	450,000	450,580
4.63%, 09/30/2028	1,000,000	1,022,461
4.00%, 07/31/2030	500,000	499,668
4.13%, 11/15/2032	750,000	749,531
TOTAL U.S. TREASURY SECURITIES (Cost $3,411,663)		3,440,815

U.S. GOVERNMENT AGENCY ISSUES - 0.7%	Par	Value
Federal Farm Credit Banks Funding Corp., 5.48%, 10/02/2028	500,000	500,784
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		500,784

TOTAL INVESTMENTS - 95.6% (Cost $63,436,060)		64,535,250
Money Market Deposit Account - 3.6% (e)		2,402,204
Other Assets in Excess of Liabilities - 0.8%		543,228
TOTAL NET ASSETS - 100.0%		$67,480,682
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $10,493,555 or 15.6% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025, was 4.20%.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison ETF Trust, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Advisor’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP.

2. Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Madison Short-Term Strategic Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$42,546,155	$–	$42,546,155
Mortgage-Backed Securities	–	6,391,922	–	6,391,922
Collateralized Mortgage Obligations	–	6,321,465	–	6,321,465
Asset-Backed Securities	–	5,334,109	–	5,334,109
U.S. Treasury Securities	–	3,440,815	–	3,440,815
U.S. Government Agency Issues	–	500,784	–	500,784
Total Investments in Securities	$–	$64,535,250	$–	$64,535,250

See Schedule of Investments for underlying holdings.